LOAN PAYABLE (Details Narrative) - USD ($)	Apr. 15, 2025	Mar. 31, 2025	Mar. 16, 2025	Sep. 30, 2024
Subsequent Event [Line Items]
Loan interest rate			5.00%
Accrued interest expenses		$ 516
Short-term loan payable		$ 20,516
Subsequent Event [Member]
Subsequent Event [Line Items]
Loan payable settled	$ 20,000